Condensed Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Sales	$ 18,791	$ 18,303	$ 86,251	$ 78,000
Cost of Goods Sold	14,048	12,808	62,247	48,375
Gross Profit	4,743	5,495	24,004	29,625
Operating Expenses
Research and development	880	339	2,764	2,689
General and administrative	9,495	3,626	41,566	10,621
Selling and marketing	4,184	3,092	13,671	9,848
Total Operating Expenses	14,559	7,057	58,001	23,158
Loss From Operations	(9,816)	(1,562)	(33,997)	6,467
Other Income (Expense)
Other income			40	1
Interest expense	(3,815)	(1,263)	(6,945)	(519)
Change in fair market value of warrant liability	18,523		5,446
Debt extinguishment			(4,824)
Total Other Income (Expense)	14,708	(1,263)	(6,283)	(518)
Income (Loss) Before Taxes	4,892	(2,825)	(40,280)	5,949
Income Tax (Benefit) Expense		(527)	(709)	1,611
Net Income (Loss)	$ 4,892	$ (2,298)	$ (39,571)	$ 4,338
Income (Loss) Per Share- Basic	$ 0.11	$ (0.06)	$ (1.03)	$ 0.12
Income (Loss) Per Share- Diluted	$ 0.10	$ (0.06)	$ (1.03)	$ 0.11
Weighted Average Number of Shares- Basic	45,104,515	36,542,944	38,565,307	35,579,137
Weighted Average Number of Shares- Diluted	48,455,996	36,542,944	38,565,307	37,742,337